Note 36 (Tables)	6 Months Ended
Jun. 30, 2021
Gains Or Losses On Financial Assets And Liabilities And Exchanges Differences [Abstract]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Table Text Block]
The breakdown of the balance under these headings, by source of the related items, in the accompanying condensed consolidated income statements is as follows:

Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net. Breakdown by heading (Millions of Euros)
	June 2021	June 2020
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	121	202
Financial assets at amortized cost	5	102
Other financial assets and liabilities	115	100
Gains (losses) on financial assets and liabilities held for trading, net	463	270
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	280	129
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	96	203
Gains (losses) from hedge accounting, net	(81)	35
Subtotal gains (losses) on financial assets and liabilities	878	838
Exchange differences, net	206	176
Total	1,084	1,013

Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Nature Of The Financial Instrument [Table Text Block]
The breakdown of the balance (excluding exchange rate differences) under this heading in the accompanying income statements by the nature of financial instruments is as follows:

Gains (losses) on financial assets and liabilities. Breakdown by nature of the financial instrument (Millions of Euros)
	June 2021	June 2020
Debt instruments	47	625
Equity instruments	1,207	(1,374)
Trading derivatives and hedge accounting	(810)	1,309
Loans and advances to customers	85	117
Customer deposits	42	(8)
Other	307	169
Total	878	838